Restructuring charges - Restructuring Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Opening provision	$ 10,311	$ 4,675
Additional provision in the year	4,364	11,273
Utilization	(8,653)	(5,637)
Ending provision	$ 6,022	$ 10,311